Jul. 10, 2015
Innovator McKinley Income Fund
Innovator McKinley Income Fund
Innovator McKinley Income Fund

(formerly, the Innovator Matrix Income® Fund)

(the “Fund”)

Supplement to the Prospectus dated March 30, 2015

(the “Prospectus”)

The Fund’s Board of Trustees (“Trustees” or “Board”) has approved a change in the Fund’s sub-advisory arrangement.  Effective July 13, 2015, McKinley Capital Management, LLC will serve as the Fund’s sub-adviser (the “Sub-Adviser”).  The change was approved by the Board of the Trust on the recommendation of the Fund’s investment manager, Innovator Management LLC (the “Adviser”), without shareholder approval as is permitted by an order of the U.S. Securities and Exchange Commission.  As a result of this change in sub-adviser, the following information will replace the information in the Fund’s current prospectus.

Under the “Fund Summary” section, the Fund’s investment objective is revised as follows to reflect the Fund’s new name:
“The Innovator McKinley Income Fund primarily seeks current income and, as a secondary objective, long-term capital appreciation.”
Under the “Fund Summary” section, the Fund’s principal investment strategy is revised as follows:
“Under normal circumstances, the Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed, exchange-traded stocks and bonds, as well as other mutual funds and business development companies (“BDCs”), that the portfolio manager believes offers high current income.  These securities may include “pass-through” securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts.  The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign entities.  The Fund may invest in entities of any size.  To the extent that the Fund invests in bonds it may invest in bonds of any maturity or credit quality.  These bonds may include high yield, high risk bonds, commonly known as “junk bonds”, that are rated BBB- and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized ratings organization.

The portfolio management team’s approach towards management of the portfolio begins  using proprietary quantitative models to systematically search for securities with stable to rising dividends.  Once the quantitative process has identified candidates for possible inclusion in the portfolio, the portfolio management team applies qualitative analysis to assess if the earnings and distribution profile revealed through the quantitative analysis is both reasonable and sustainable.  New ideas are taken from the results of the quantitative screening process but confirmed qualitatively by conducting street research review.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•      Diversified portfolio consisting of high-yielding, U.S.-listed, exchange-traded securities

•      Long-only positions, no derivatives, no leverage

•      Security selection and portfolio composition driven by fundamentally-based, proprietary research

•      Low-turnover

Within the types of securities considered for inclusion in the Fund, the management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes.  Research processes will intend to maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash investments.”

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Please keep this supplement for future reference.

This supplement is dated July 10, 2015.